Acquisition of Businesses (Tables)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Schedule Of Non-Significant Business Acquisitions
During fiscal years 2015 and 2014, the Company acquired certain franchised restaurants in certain territories. No acquisitions of franchised restaurant were made during fiscal year 2016. Presented below is supplemental information about these acquisitions:

Purchases of restaurant businesses:	2015	2014
Property and equipment	$936	$583
Identifiable intangible assets	853	518
Goodwill	1,621	2,029
Assumed debt	(206)	—
Gain on bargain purchase of franchised restaurants	—	(71)
Purchase price	3,204	3,059
Restaurants sold in exchange	—	—
Settlement of franchise receivables	(2,113)	(1,436)
Seller financing	—	(798)
Purchase price paid at acquisition date	$1,091	$825